THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
International Equity Fund SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.1%
	Shares	Value
CANADA — 11.0%
Constellation Software	2,637	$8,550,650
Descartes Systems Group *	11,403	1,173,393
Intact Financial	21,911	4,207,392
RB Global	37,717	3,035,841
		16,967,276

CHINA — 2.9%
Tencent Holdings	78,296	4,477,884

FRANCE — 6.5%
Air Liquide	9,186	1,771,829
Hermes International	836	2,052,892
L'Oreal	4,999	2,237,266
Schneider Electric	15,243	4,007,788
		10,069,775

GERMANY — 5.8%
Rheinmetall	2,306	1,248,554
SAP	33,643	7,654,733
		8,903,287

IRELAND — 2.1%
Accenture, Cl A	8,987	3,176,725

ITALY — 4.6%
Ferrari	15,310	7,152,677

JAPAN — 13.5%
Disco	3,705	966,432
Keyence	3,504	1,666,609
MonotaRO	225,414	3,760,167
Nomura Research Institute	193,255	7,126,467
Obic	139,315	4,891,171

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
International Equity Fund SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Terumo	127,251	$2,390,522
		20,801,368

NETHERLANDS — 7.5%
IMCD	18,923	3,283,904
Wolters Kluwer	49,190	8,284,574
		11,568,478

SPAIN — 0.8%
Amadeus IT Group	18,310	1,323,187

SWEDEN — 8.8%
AAK	162,004	5,311,947
Atlas Copco, Cl A	37,382	723,100
Beijer Ref, Cl B	210,710	3,463,820
Epiroc, Cl A	46,065	995,610
Lifco, Cl B	92,893	3,056,843
		13,551,320

TAIWAN — 3.0%
Taiwan Semiconductor Manufacturing ADR	26,550	4,610,938

UNITED KINGDOM — 17.3%
Ashtead Group	14,434	1,116,557
Coca-Cola Europacific Partners	32,358	2,548,193
Flutter Entertainment *	18,589	4,367,845
Halma	129,790	4,525,480
London Stock Exchange Group	54,081	7,389,438
RELX	142,770	6,697,861
		26,645,374

UNITED STATES — 11.3%
Alcon	32,335	3,221,465
Aon, Cl A	13,116	4,538,005
Experian	82,150	4,317,441
Mastercard, Cl A	6,525	3,222,045
Mettler-Toledo International *	1,093	1,639,172

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
International Equity Fund SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Schlumberger	11,888	$498,702
		17,436,830

TOTAL COMMON STOCK
(Cost $117,092,577)		146,685,119

TOTAL INVESTMENTS — 95.1%
(Cost $117,092,577)		$146,685,119

Percentages are based on Net Assets of $154,253,910.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
GLOBAL EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%
	Shares	Value
BRAZIL — 1.0%
Raia Drogasil	35,300	$166,077

CANADA — 5.1%
Constellation Software	161	522,053
RB Global	3,730	300,228
		822,281

FRANCE — 8.8%
Air Liquide	1,744	336,356
EssilorLuxottica	1,514	358,297
L'Oreal	356	159,325
LVMH Moet Hennessy Louis Vuitton	237	181,638
Schneider Electric	1,429	375,722
		1,411,338

GERMANY — 2.6%
SAP	1,823	414,784

HONG KONG — 1.8%
AIA Group	32,200	288,497

INDIA — 3.4%
HDFC Bank	15,760	325,736
Tata Consultancy Services	4,327	220,400
		546,136

INDONESIA — 1.0%
Bank Rakyat Indonesia Persero	510,400	166,875

JAPAN — 1.6%
Hoya	1,900	261,552

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
GLOBAL EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — 1.2%
Wal-Mart de Mexico	64,704	$195,229

TAIWAN — 3.8%
Taiwan Semiconductor Manufacturing ADR	3,543	615,313

UNITED KINGDOM — 12.0%
Ashtead Group	2,883	223,018
Flutter Entertainment *	2,086	490,146
London Stock Exchange Group	4,307	588,493
RELX	13,593	637,697
		1,939,354

UNITED STATES — 56.1%
Abbott Laboratories	4,392	500,732
Adobe *	555	287,368
Alcon	3,284	327,178
Alphabet, Cl C	3,892	650,703
Amazon.com *	4,703	876,310
Becton Dickinson	1,043	251,467
Booking Holdings	51	214,818
Boston Scientific *	3,785	317,183
CME Group, Cl A	2,332	514,556
Coca-Cola	11,271	809,934
Experian	8,738	459,231
Mastercard, Cl A	1,133	559,475
Microsoft	2,274	978,502
Mondelez International, Cl A	5,466	402,681
Nestle	1,459	146,460
NIKE, Cl B	2,116	187,055
ServiceNow *	218	194,977
Sherwin-Williams	430	164,118
Synopsys *	490	248,131
Thermo Fisher Scientific	395	244,335
UnitedHealth Group	784	458,389

THE ADVISORS’ INNER CIRCLE FUND II	Vontobel
GLOBAL EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Vulcan Materials	1,053	$263,703
		9,057,306

TOTAL COMMON STOCK
(Cost $14,596,034)		15,884,742

TOTAL INVESTMENTS — 98.4%
(Cost $14,596,034)		$15,884,742

Percentages are based on Net Assets of $16,150,142.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

VON-QH-001-0100